                                    [PHOTO]


                                         Annual Report October 31, 1999


Oppenheimer
DISCIPLINED VALUE FUND




                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                          The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

CONTENTS

1   President's Letter

3   An Interview with Your Fund's Managers

7   Fund Performance

12  FINANCIAL STATEMENTS

35  INDEPENDENT AUDITORS' REPORT

36  Federal Income Tax Information

37  Officers and Directors

DESPITE A DIFFICULT ENVIRONMENT FOR VALUE INVESTING, the Fund benefited from investments in technology, financial companies, diversified manufacturers and retailers.

THE FUND'S PERFORMANCE WAS HURT BY CONCERNS REGARDING SLOWING GLOBAL ECONOMIC GROWTH AND RISING INTEREST RATES, which favored the stocks of well-known, high-growth companies rather than the Fund's value investments.

WE ENHANCED OUR STOCK SELECTION PROCESS by adding more comprehensive, in-depth quantitative tools to our screening discipline.


--------------------------------
AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period
Ended 10/31/99*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
3.60%       -2.36%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
2.79%       -2.15%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
2.82%       1.83%

Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
3.81%       3.81%
--------------------------------



------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------
*See page 10 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer Disciplined Value Fund

DEAR SHAREHOLDER,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

     In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation fighting resolve by raising interest rates three times between June and November.

     As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

     Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

     We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices.


1    OPPENHEIMER DISCIPLINED VALUE FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

     Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds THE RIGHT WAY TO INVEST in 2000 and beyond.


Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill
November 19, 1999


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


2    OPPENHEIMER DISCIPLINED VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]
Portfolio Management Team (l to r)
Kenneth White
Peter Antos
Michael Strathearn

Q  HOW DID THE FUND PERFORM DURING THE ONE-YEAR PERIOD THAT ENDED
OCTOBER 31, 1999?

A. The period saw the continuation of a recent trend in the market favoring large growth stocks over the solid, undervalued companies in which the Fund invests. While we are somewhat disappointed with the Fund's return over the period, we believe that over time, as in the past, low P/E (price-earnings ratio) value stocks with evidence of impending improvement are likely to reward investors for their perseverance.

WHY HAS THIS BEEN SUCH A DIFFICULT PERIOD FOR VALUE INVESTING?

Historically, value stocks have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.

     Throughout the recent one-year period, actual U.S. economic growth remained robust. However, the threat of slowing growth fueled widespread economic uncertainty. In late 1998 and early 1999, those uncertainties were driven by economic difficulties in the world's emerging markets. Significant weakness in Asian markets, along with Brazil's devaluation of its currency in January 1999, raised the prospect of slowing corporate growth, since multinational corporations can sell fewer products in depressed markets. Consequently, the performance of the overall market--and value-oriented stocks in particular--suffered.

     In April 1999, continuing strength in the U.S. economy and signs of recovery in emerging markets caused value-oriented stocks to rise. However, the rebound proved short lived.


3    OPPENHEIMER DISCIPLINED VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

In June, the Federal Reserve Board (the Fed) embarked on a series of interest rate hikes aimed at preventing the economy from overheating. The Fed's actions renewed concerns regarding the sustainability of U.S. economic growth. Value-oriented stocks again suffered as a result, as investors focused once more on a narrow group of mostly high P/E growth stocks. Several of our holdings in traditional value-oriented groups, such as housing and manufacturing, were particularly hard hit despite good earnings and strong business conditions.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We believe we positioned the Fund to perform as strongly as possible during a difficult time for value investing. For example, we entered the period with substantial holdings among technology and financial company stocks that met our criteria for both attractive valuations and for quantitative signs of improvement. Many of these stocks, such as IBM Corp. and Citigroup, Inc., performed relatively well for much of the period. When the Fed began raising interest rates in mid-1999, we trimmed the Fund's financial holdings, since interest rate increases tend to hurt financial stocks. Our timely action limited the Fund's losses in this sector.

     We also scored successes with individual stocks in such diverse sectors as capital goods and retailing. For example, one of our largest holdings was in United Technologies Corp., a multinational conglomerate, which includes such brand names as Pratt & Whitney jet engines, Otis elevators and Carrier air conditioners. We purchased the stock in Fall 1998 based on its attractive valuation and strong earnings momentum, as well as its high quality management and solid brand positions. Since then, management has cut costs intensively and the stock has performed well.(1)

[SIDENOTE:]
"WE POSITIONED THE FUND TO PERFORM AS STRONGLY AS POSSIBLE DURING A DIFFICULT TIME FOR VALUE INVESTING."
[/SIDENOTE:]


(1) Please refer to the Statement of Investments beginning on page 12 for a complete list of the Fund's holdings as of 10/31/99.


4    OPPENHEIMER DISCIPLINED VALUE FUND

DID ANY OTHER SIGNIFICANT PORTFOLIO MANAGEMENT MOVES PROVE BENEFICIAL FOR THE FUND?

During the last few months of the period, we implemented a sophisticated new screening system to help us better evaluate the broad universe of value-oriented stocks. Whereas we used to focus primarily on positive earnings surprises to identify attractive investment opportunities among low P/E value stocks, we now incorporate a broader range of factors into our analytic process, such as quality and price patterns, as well as earnings-related measures. This expanded quantitative process provides a more robust analysis of potential holdings.

     It's important to note that our basic investment philosophy remains unchanged. We continue to employ quantitative and fundamental analysis to identify overlooked, undervalued investment opportunities. Our new screening system enhances our ability to implement that strategy. Although the multi-factor screening system was only in place during the last few months of the recent period, it enabled us to identify a number of investments that helped the Fund's performance.

WHAT IS YOUR OUTLOOK FOR THE FUTURE IN LIGHT OF TODAY'S MARKET CONDITIONS?

Historically, we have found that buying stocks with low price-earnings (P/E) ratios--the value approach--creates a portfolio that, over the long term, can outperform the stock market. At present, a number of indicators suggest that the recent extreme outperformance of high P/E growth stocks may diminish, however clearly no one can predict precisely when that may occur.

[SIDENOTE:]
--------------------------------
AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 9/30/99(2)

CLASS A
1-Year   5-Year   10-Year
--------------------------------
2.91%    13.29%   12.41%

CLASS B           Since
1-Year   5-Year   Inception
--------------------------------
3.40%    N/A      10.87%

CLASS C           Since
1-Year   5-Year   Inception
--------------------------------
7.39%    N/A      9.43%

CLASS Y           Since
1-Year   5-Year   Inception
--------------------------------
9.45%    N/A      9.42%

--------------------------------

[/SIDENOTE:]

(2)  See page 10 for further details.


5    OPPENHEIMER DISCIPLINED VALUE FUND

We remain committed to value investing, and continually seek value companies we consider likely to surpass the market's expectations. We believe such companies are likely to add value to the Fund's portfolio over time. We further believe our disciplined strategy positions investors to benefit from such opportunities. That's why Oppenheimer Disciplined Value Fund remains part of THE RIGHT WAY TO INVEST.

TOP FIVE INDUSTRIES(3)
------------------------------------------------------------
Insurance                                            13.3%
------------------------------------------------------------
Manufacturing                                         9.1
------------------------------------------------------------
Electric Utilities                                    7.3
------------------------------------------------------------
Diversified Financial                                 5.7
------------------------------------------------------------
Computer Hardware                                     5.2


TOP TEN STOCK HOLDINGS(3)
------------------------------------------------------------
ALLTELL Corp.                                         2.6%
------------------------------------------------------------
Citigroup, Inc.                                       2.5
------------------------------------------------------------
United Technologies Corp.                             2.1
------------------------------------------------------------
SBC Communications, Inc.                              2.0
------------------------------------------------------------
IBM Corp.                                             1.9
------------------------------------------------------------
General Dynamics Corp.                                1.7
------------------------------------------------------------
Jefferson-Pilot Corp.                                 1.7
------------------------------------------------------------
Kimberly-Clark Corp.                                  1.6
------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                  1.6
------------------------------------------------------------
Lexmark International Group, Inc., Cl. A              1.6
------------------------------------------------------------

[SIDENOTE:]
---------------------------
SECTOR ALLOCATION(3)
[GRAPHIC]

- Financial                24.0%
- Capital Goods            13.9
- Consumer Cyclicals       12.6
- Technology                9.7
- Consumer Staples          9.2
- Energy                    8.7
- Utilities                 8.2
- Communication Services    8.1
- Basic Materials           3.9
- Transportation            1.7

[/SIDENOTE:]

(3) Portfolio is subject to change. Percentages are as of October 31, 1999, and are based on total market value of common stock.


6    OPPENHEIMER DISCIPLINED VALUE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY THE MANAGER, OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 1999, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. The fiscal year that ended October 31, 1999, was marked by persistent concerns regarding the sustainability of U.S. economic growth. These concerns created a generally unfavorable environment for value-oriented investing. At the beginning of the period, market fears revolved around the potential negative impact on the U.S. economy of difficulties in emerging markets. We took advantage of depressed prices among technology and financial stocks to add to our holdings in these sectors. Although many of these holdings performed relatively strong in late 1998 and early 1999, overall Fund performance suffered as the market favored growth-oriented, large-company investments. Value-oriented stocks recovered during April 1999 in response to strong domestic economic performance. However, shortly thereafter, interest rate hikes renewed concerns about U.S. economic growth. We also benefited from the performance of individual stocks in the capital goods and retail sectors. Nevertheless, generally poor performance in traditional value-oriented sectors, such as housing and manufacturing, caused Fund performance to suffer. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 1999. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B, performance is measured from inception of the class on October 2, 1995. In the case of Class C, performance is measured from inception of the class on May 1, 1996. In the case of Class Y, performance is measured from inception of the class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

     The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


7    OPPENHEIMER DISCIPLINED VALUE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Value Fund (Class A) and S&P 500 Index

                                    [GRAPH]

                             Oppenheimer Disciplined
        Date                    Value Fund Class A         S&P 500 Index
       12/31/88                     $ 9,425                   $10,000
       12/31/89                      12,710                    12,301
       12/31/90                      11,696                    11,920
       12/31/91                      16,013                    15,543
       12/31/92                      17,934                    16,726
       12/31/93                      21,683                    18,410
       12/31/94                      21,542                    18,651
       12/31/95                      29,383                    25,649
       10/31/96(1)                   32,734                    29,907
       10/31/97                      41,770                    39,500
       10/31/98                      42,708                    48,192
       10/31/99                      44,245                    60,557

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 10/31/99(2)
1-YEAR -2.36%    5-YEAR 13.47%    10-YEAR 13.14%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Value Fund (Class B) and S&P 500 Index

                                    [GRAPH]

                             Oppenheimer Disciplined
        Date                    Value Fund Class B         S&P 500 Index
       10/02/95                     $10,000                   $10,000
       12/31/95                      10,804                    10,601
       10/31/96(1)                   11,930                    12,361
       10/31/97                      15,105                    16,326
       10/31/98                      15,237                    19,918
       10/31/99                      15,555                    25,029

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 10/31/99(2)
1-YEAR -2.15%    LIFE 11.43%


(1) The Fund changed its fiscal year end from 12/31 to 10/31.
(2) See page 10 for further details.


8    OPPENHEIMER DISCIPLINED VALUE FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Value Fund (Class C) and S&P 500 Index

                                    [GRAPH]

                             Oppenheimer Disciplined
        Date                    Value Fund Class C         S&P 500 Index
       05/01/96                     $10,000                   $10,000
       10/31/96                      10,534                    10,906
       10/31/97                      13,341                    14,405
       10/31/98                      13,537                    17,574
       10/31/99                      13,917                    22,083

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 10/31/99(2)
1-YEAR 1.83%    LIFE 9.91%


CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Value Fund (Class Y) and S&P 500 Index

                                    [GRAPH]

                             Oppenheimer Disciplined
        Date                    Value Fund Class Y         S&P 500 Index
       12/16/96                     $10,000                   $10,000
       10/31/97                      12,361                    12,529
       10/31/98                      12,687                    15,285
       10/31/99                      13,170                    19,207

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 10/31/99(2)
1-YEAR 3.81%    LIFE 10.05%


The performance information for S&P 500 Index in the graphs begins on 12/31/88 for Class A, 9/30/95 for Class B, 4/30/96 for Class C, and 12/31/96 for Class Y. Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


9    OPPENHEIMER DISCIPLINED VALUE FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE, www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (inception). The ending account value shown in the graph is net of the applicable 2% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


10   OPPENHEIMER DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
                                                          FINANCIALS










--------------------------------------------------------------------------------


11   OPPENHEIMER DISCIPLINED VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 1999
--------------------------------------------------------------------------------

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMMON STOCK--96.0%
-------------------------------------------------------------------------------------
BASIC MATERIALS--3.8%
-------------------------------------------------------------------------------------
CHEMICALS--2.0%
Dow Chemical Co.                                             53,900    $ 6,373,675
-------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                     42,600      1,629,450
-------------------------------------------------------------------------------------
Rohm & Haas Co.                                             100,100      3,828,825
                                                                      ---------------
                                                                        11,831,950

-------------------------------------------------------------------------------------
PAPER--1.8%
Georgia-Pacific Group                                        63,100      2,504,281
-------------------------------------------------------------------------------------
Georgia-Pacific Group/Timber Group                           46,500      1,110,187
-------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                     190,400      2,415,700
-------------------------------------------------------------------------------------
Rayonier, Inc.                                               27,500      1,127,500
-------------------------------------------------------------------------------------
Weyerhaeuser Co.                                             52,500      3,133,594
                                                                      ---------------
                                                                        10,291,262

-------------------------------------------------------------------------------------
CAPITAL GOODS--13.4%
-------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.3%
Cordant Technologies, Inc.                                   30,200        941,862
-------------------------------------------------------------------------------------
General Dynamics Corp.                                      177,600      9,845,700
-------------------------------------------------------------------------------------
Northrop Grumman Corp.                                       48,500      2,661,437
                                                                      ---------------
                                                                        13,448,999

-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Rockwell International Corp.                                 55,000      2,664,062
-------------------------------------------------------------------------------------
SPX Corp.(1)                                                103,600      8,780,100
                                                                      ---------------
                                                                        11,444,162

-------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.4%
Valassis Communications, Inc.(1)                             54,900      2,360,700
-------------------------------------------------------------------------------------
MANUFACTURING--8.7%
Avery-Dennison Corp.                                         30,700      1,918,750
-------------------------------------------------------------------------------------
Ball Corp.                                                   41,800      1,685,062
-------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                      62,900      3,675,719
-------------------------------------------------------------------------------------
Cooper Industries, Inc.                                      63,000      2,712,937
-------------------------------------------------------------------------------------
Dover Corp.                                                 143,100      6,090,694
-------------------------------------------------------------------------------------
Eaton Corp.                                                  45,500      3,423,875
-------------------------------------------------------------------------------------
ITT Industries, Inc.                                         84,300      2,882,006
-------------------------------------------------------------------------------------
Miller (Herman), Inc.                                        67,100      1,455,231
-------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                         96,300      9,154,519


12   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
MANUFACTURING Continued
Parker-Hannifin Corp.                                        59,600    $ 2,730,425
-------------------------------------------------------------------------------------
Textron, Inc.                                                48,200      3,720,437
-------------------------------------------------------------------------------------
United Technologies Corp.                                   191,000     11,555,500
                                                                      ---------------
                                                                        51,005,155

-------------------------------------------------------------------------------------
COMMUNICATION SERVICES--7.8%
TELECOMMUNICATIONS: LONG DISTANCE--4.4%
ADC Telecommunications, Inc.(1)                              36,600      1,745,362
-------------------------------------------------------------------------------------
ALLTELL Corp.                                               176,100     14,660,325
-------------------------------------------------------------------------------------
AT&T Corp.                                                  150,500      7,035,875
-------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                         59,200      2,497,500
                                                                      ---------------
                                                                        25,939,062

-------------------------------------------------------------------------------------
TELEPHONE UTILITIES--3.4%
BellSouth Corp.                                             187,400      8,433,000
-------------------------------------------------------------------------------------
SBC Communications, Inc.                                    224,904     11,456,047
                                                                      ---------------
                                                                        19,889,047

-------------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.0%
-------------------------------------------------------------------------------------
AUTOS & HOUSING--3.6%
Cooper Tire & Rubber Co.                                     86,100      1,447,556
-------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                  51,800      1,842,137
-------------------------------------------------------------------------------------
Fortune Brands, Inc.                                         47,300      1,676,194
-------------------------------------------------------------------------------------
Genuine Parts Co.                                           217,100      5,658,169
-------------------------------------------------------------------------------------
Southdown, Inc.                                              40,900      1,975,981
-------------------------------------------------------------------------------------
Stanley Works (The)                                          67,900      1,884,225
-------------------------------------------------------------------------------------
USG Corp.                                                    57,500      2,849,844
-------------------------------------------------------------------------------------
Vulcan Materials Co.                                         65,800      2,718,362
-------------------------------------------------------------------------------------
York International Corp.                                     45,100      1,062,669
                                                                      ---------------
                                                                        21,115,137

-------------------------------------------------------------------------------------
CONSUMER SERVICES--0.8%
Harte-Hanks, Inc.                                            57,100      1,131,294
-------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                           77,300      3,352,887
                                                                      ---------------
                                                                         4,484,181

-------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--0.9%
Hasbro, Inc.                                                 55,000      1,134,375
-------------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                           42,000      2,142,000
-------------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                     138,700      2,019,819
                                                                      ---------------
                                                                         5,296,194


13   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
MEDIA--2.4%
Central Newspapers, Inc., Cl. A                              31,200    $ 1,339,650
-------------------------------------------------------------------------------------
Deluxe Corp.                                                 53,800      1,519,850
-------------------------------------------------------------------------------------
Gannett Co., Inc.                                            94,900      7,319,162
-------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                          64,600      4,102,100
                                                                      ---------------
                                                                        14,280,762

-------------------------------------------------------------------------------------
RETAIL: GENERAL--1.3%
Federated Department Stores, Inc.(1)                         55,100      2,352,081
-------------------------------------------------------------------------------------
May Department Stores Co.                                   106,800      3,704,625
-------------------------------------------------------------------------------------
Nordstrom, Inc.                                              71,000      1,770,562
                                                                      ---------------
                                                                         7,827,268

-------------------------------------------------------------------------------------
RETAIL: SPECIALTY--1.4%
Ross Stores, Inc.                                           160,000      3,300,000
-------------------------------------------------------------------------------------
Sherwin-Williams Co.                                         74,200      1,660,225
-------------------------------------------------------------------------------------
TJX Cos., Inc.                                              129,300      3,507,262
                                                                      ---------------
                                                                         8,467,487

-------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS--1.6%
Jones Apparel Group, Inc.(1)                                126,100      3,987,912
-------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                          43,800      1,752,000
-------------------------------------------------------------------------------------
Shaw Industries, Inc.                                       155,600      2,402,075
-------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                      62,500      1,183,594
                                                                      ---------------
                                                                         9,325,581

-------------------------------------------------------------------------------------
CONSUMER STAPLES--8.9%
-------------------------------------------------------------------------------------
BEVERAGES--1.6%
Adolph Coors Co., Cl. B                                      35,300      1,959,150
-------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                   103,000      7,396,687
                                                                      ---------------
                                                                         9,355,837

-------------------------------------------------------------------------------------
ENTERTAINMENT--0.7%
Brinker International, Inc.(1)                               65,600      1,529,300
-------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                     63,000      1,200,937
-------------------------------------------------------------------------------------
Wendy's International, Inc.                                  63,000      1,504,125
                                                                      ---------------
                                                                         4,234,362


14   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
FOOD--2.8%
Flowers Industries, Inc.                                     54,200   $    914,625
-------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                             54,000      2,578,500
-------------------------------------------------------------------------------------
Hormel Foods Corp.                                           67,400      2,906,625
-------------------------------------------------------------------------------------
IBP, Inc.                                                   237,100      5,675,581
-------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                         46,000      1,469,125
-------------------------------------------------------------------------------------
Sara Lee Corp.                                              103,600      2,803,675
                                                                      ---------------
                                                                        16,348,131

-------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--0.8%
Albertson's, Inc.                                            95,800      3,478,737
-------------------------------------------------------------------------------------
SUPERVALU, Inc.                                              44,800        940,800
                                                                      ---------------
                                                                         4,419,537

-------------------------------------------------------------------------------------
HOUSEHOLD GOODS--2.5%
Kimberly-Clark Corp.                                        145,900      9,209,938
-------------------------------------------------------------------------------------
Premark International, Inc.                                 102,900      5,633,775
                                                                      ---------------
                                                                        14,843,713

-------------------------------------------------------------------------------------
TOBACCO--0.5%
UST, Inc.                                                   102,100      2,826,894

-------------------------------------------------------------------------------------
ENERGY--8.4%
-------------------------------------------------------------------------------------
ENERGY SERVICES--0.9%
Anadarko Petroleum Corp.                                     43,400      1,337,263
-------------------------------------------------------------------------------------
ENSCO International, Inc.                                   100,800      1,953,000
-------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                      126,100      1,915,144
                                                                      ---------------
                                                                         5,205,407

-------------------------------------------------------------------------------------
OIL: DOMESTIC--4.4%
Apache Corp.                                                 52,600      2,051,400
-------------------------------------------------------------------------------------
Burlington Resources, Inc.                                   42,000      1,464,750
-------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                         107,700      2,955,019
-------------------------------------------------------------------------------------
Exxon Corp.                                                  94,300      6,984,094
-------------------------------------------------------------------------------------
Mobil Corp.                                                  71,900      6,938,350
-------------------------------------------------------------------------------------
Murphy Oil Corp.                                             30,500      1,709,906
-------------------------------------------------------------------------------------
Texaco, Inc.                                                 55,300      3,394,038
                                                                      ---------------
                                                                        25,497,557


15   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
OIL: INTERNATIONAL--3.1%
BP Amoco plc, ADR                                           138,200     $7,981,050
-------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                        115,200      6,904,800
-------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR                                 48,700      3,247,681
                                                                      ---------------
                                                                        18,133,531

-------------------------------------------------------------------------------------
FINANCIAL--23.0%
-------------------------------------------------------------------------------------
BANKS--4.6%
Bank United Corp., Cl. A                                     21,500        838,500
-------------------------------------------------------------------------------------
Chase Manhattan Corp.                                        39,700      3,468,788
-------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                      21,400      2,800,725
-------------------------------------------------------------------------------------
National City Corp.                                         114,500      3,377,750
-------------------------------------------------------------------------------------
Old Kent Financial Corp.                                     69,300      2,823,975
-------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                         37,200        720,750
-------------------------------------------------------------------------------------
UnionBanCal Corp.                                            80,800      3,509,750
-------------------------------------------------------------------------------------
Wachovia Corp.                                               52,700      4,545,375
-------------------------------------------------------------------------------------
Wells Fargo Co.                                             104,800      5,017,300
                                                                      ---------------
                                                                        27,102,913

-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--5.5%
AMBAC Financial Group, Inc.                                  68,200      4,074,950
-------------------------------------------------------------------------------------
Citigroup, Inc.                                             255,400     13,823,525
-------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                              22,900      1,625,900
-------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                             66,100      7,291,656
-------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                   82,700      3,132,263
-------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                        21,800      1,130,875
-------------------------------------------------------------------------------------
Radian Group, Inc.                                           21,900      1,156,594
                                                                      ---------------
                                                                        32,235,763

-------------------------------------------------------------------------------------
INSURANCE--12.7%
ACE Ltd.                                                    131,400      2,554,088
-------------------------------------------------------------------------------------
Allstate Corp.                                              137,000      3,938,750
-------------------------------------------------------------------------------------
American General Corp.                                       43,900      3,256,831
-------------------------------------------------------------------------------------
American International Group, Inc.                           74,275      7,645,683
-------------------------------------------------------------------------------------
AXA Financial, Inc.                                         266,000      8,528,625
-------------------------------------------------------------------------------------
Chubb Corp.                                                  67,500      3,704,063
-------------------------------------------------------------------------------------
Cigna Corp.                                                  99,100      7,407,725
-------------------------------------------------------------------------------------
Conseco, Inc.                                               119,700      2,910,206
-------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                   52,600      2,748,350
-------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                       128,300      9,630,519
-------------------------------------------------------------------------------------
Lincoln National Corp.                                      148,900      6,868,013


                    16   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
INSURANCE Continued
Manulife Financial Corp.(1)                                  91,800    $ 1,107,338
-------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                  57,600      4,554,000
-------------------------------------------------------------------------------------
Safeco Corp.                                                 44,200      1,215,500
-------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                          99,400      3,180,800
-------------------------------------------------------------------------------------
Torchmark Corp.                                              41,500      1,294,281
-------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                    114,600      4,125,600
                                                                      ---------------
                                                                        74,670,372

-------------------------------------------------------------------------------------
SAVINGS & LOANS--0.2%
Greenpoint Financial Corp.                                   39,300      1,120,050

-------------------------------------------------------------------------------------
TECHNOLOGY--9.2%
-------------------------------------------------------------------------------------
COMPUTER HARDWARE--5.0%
Apple Computer, Inc.(1)                                      67,000      5,368,375
-------------------------------------------------------------------------------------
Hewlett-Packard Co.                                          61,700      4,569,656
-------------------------------------------------------------------------------------
International Business Machines Corp.                       107,700     10,594,988
-------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                 115,500      9,016,219
                                                                      ---------------
                                                                        29,549,238

-------------------------------------------------------------------------------------
COMPUTER SERVICES--1.1%
First Data Corp.                                            143,300      6,547,019
-------------------------------------------------------------------------------------
COMPUTER SOFTWARE--0.8%
BISYS Group, Inc. (The)(1)                                   50,000      2,550,000
-------------------------------------------------------------------------------------
Synopsys, Inc.(1)                                            35,600      2,218,325
                                                                      ---------------
                                                                         4,768,325

-------------------------------------------------------------------------------------
ELECTRONICS--2.3%
Cypress Semiconductor Corp.(1)                               87,400      2,234,163
-------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                   25,100      1,477,763
-------------------------------------------------------------------------------------
Intel Corp.                                                  56,900      4,406,194
-------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                              65,000      1,945,938
-------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                            91,800      3,534,300
                                                                      ---------------
                                                                        13,598,358

-------------------------------------------------------------------------------------
TRANSPORTATION--1.6%
-------------------------------------------------------------------------------------
AIR TRANSPORTATION--0.8%
Delta Air Lines, Inc.                                        86,800      4,725,175
-------------------------------------------------------------------------------------
RAILROADS & TRUCKERS--0.8%
Union Pacific Corp.                                          87,900      4,900,425


                    17   OPPENHEIMER DISCIPLINED VALUE FUND

                                                                        MARKET VALUE
                                                             SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------
UTILITIES--7.9%
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.0%
Carolina Power & Light Co.                                   46,700   $  1,611,150
-------------------------------------------------------------------------------------
Conectiv, Inc.                                               86,200      1,680,900
-------------------------------------------------------------------------------------
Duke Energy Corp.                                           123,900      7,000,350
-------------------------------------------------------------------------------------
Entergy Corp.                                                26,000        778,375
-------------------------------------------------------------------------------------
FPL Group, Inc.                                              91,300      4,593,531
-------------------------------------------------------------------------------------
Montana Power Co.                                           146,400      4,163,250
-------------------------------------------------------------------------------------
Peco Energy Co.                                              74,700      2,852,606
-------------------------------------------------------------------------------------
Potomac Electric Power Co.                                   69,400      1,904,163
-------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                        95,000      3,758,438
-------------------------------------------------------------------------------------
Reliant Energy, Inc.                                        221,700      6,041,325
-------------------------------------------------------------------------------------
Texas Utilities Co.                                          85,800      3,324,750
-------------------------------------------------------------------------------------
Unicom Corp.                                                 83,000      3,179,938
                                                                      ---------------
                                                                        40,888,776

-------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
El Paso Energy Corp.                                         90,800      3,722,800
-------------------------------------------------------------------------------------
NICOR, Inc.                                                  37,500      1,453,125
                                                                      ---------------
                                                                         5,175,925
                                                                      ---------------
Total Common Stocks (Cost $557,205,308)                                563,154,255

                                                              UNITS
-------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07(2)                 100         25,013
-------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/12/01(2)      333            117
-------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/1/00                50          4,357
-------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(2)         500         21,375
-------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/1/07(2)                 344         53,320
-------------------------------------------------------------------------------------
Signature Brands, Inc. Wts.(2)                                   50          1,006
                                                                      ---------------
Total Rights, Warrants and Certificates (Cost $7,533)                      105,188


                    18   OPPENHEIMER DISCIPLINED VALUE FUND

                                                               FACE     MARKET VALUE
                                                             AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
 Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts.,
 2/15/01(3) (Cost $46,270)                               $    50,000   $       313

-------------------------------------------------------------------------------------
 SHORT-TERM NOTES--4.4%4
 Federal Home Loan Bank, 5.16%, 11/1/99                    9,500,000     9,500,000
-------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.16%, 11/15/99         5,000,000     4,989,966
-------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 5.12%, 11/26/99          6,000,000     5,978,667
-------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 5.22%, 11/12/99          5,000,000     4,992,025
                                                                      ---------------
 Total Short-Term Notes (Cost $25,460,658)                              25,460,658

-------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--4.3%
 Repurchase agreement with Zion First National Bank,
 5.20%, dated 10/29/99, to be repurchased at
 $2,510,920 on 11/1/99, collateralized by U.S.
 Treasury Nts., 5.50%-7.875%, 12/31/99-11/15/04, with
 a value of $25,496,871 and U.S. Treasury Bonds,
 5.625%, 9/30/01, with a value of $222,756 (Cost
 $25,200,000)                                             25,200,000    25,200,000
-------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $607,919,769)               104.7%  613,920,414
-------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                          (4.7)  (27,548,658)
                                                       ------------------------------
 NET ASSETS                                                    100.0% $586,371,756
                                                       ------------------------------
                                                       ------------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS


(1) Non-income-producing security.
(2) Identifies issues considered to be illiquid or restricted -- See Note 5 of Notes to Financial Statements.
(3) Issuer is in default.
(4) Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                    19   OPPENHEIMER DISCIPLINED VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES  October 31, 1999
------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $607,919,769)--see accompanying statement   $613,920,414
------------------------------------------------------------------------------------
Cash                                                                          58,636
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                           3,342,852
Interest and dividends                                                       524,687
Shares of capital stock sold                                                 214,960
Other                                                                          5,702
                                                                      --------------
Total assets                                                             618,067,251

------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Investments purchased                                                     29,965,555
Shares of capital stock redeemed                                           1,238,032
Transfer and shareholder servicing agent fees                                118,657
Distribution and service plan fees                                           112,186
Directors' compensation                                                       92,108
Other                                                                        168,957
                                                                      --------------
Total liabilities                                                         31,695,495

------------------------------------------------------------------------------------
NET ASSETS                                                              $586,371,756
                                                                      --------------
                                                                      --------------

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of capital stock                                    $     28,375
------------------------------------------------------------------------------------
Additional paid-in capital                                               495,967,570
------------------------------------------------------------------------------------
Undistributed net investment income                                        3,669,521
------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                             80,705,645
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 6,000,645
                                                                      --------------
Net assets                                                              $586,371,756
                                                                      --------------
                                                                      --------------


                    20   OPPENHEIMER DISCIPLINED VALUE FUND

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$392,483,066 and 18,971,232 shares of capital stock outstanding)                       $20.69
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                            $21.95
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $102,735,761
and 4,991,407 shares of capital stock outstanding)                                     $20.58
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,581,618
and 716,627 shares of capital stock outstanding)                                       $20.35
---------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $76,571,311 and 3,696,091 shares of capital stock outstanding)           $20.72



See accompanying Notes to Financial Statements.


                  21   OPPENHEIMER DISCIPLINED VALUE FUND

 STATEMENT OF OPERATIONS          For the Year Ended October 31, 1999
 ----------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes $8,588)                    $ 9,795,238
 ----------------------------------------------------------------------------------
 Interest                                                                 1,800,530
                                                                        -----------
 Total income                                                            11,595,768
 ----------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                          3,663,867
 ----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  1,107,816
 Class B                                                                  1,236,713
 Class C                                                                    177,555
 ----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    804,279
 Class B                                                                    222,181
 Class C                                                                     31,934
 Class Y                                                                    163,435
 ----------------------------------------------------------------------------------
 Directors' compensation                                                     27,558
 ----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 19,902
 ----------------------------------------------------------------------------------
 Accounting service fees                                                     15,000
 ----------------------------------------------------------------------------------
 Other                                                                      337,521
                                                                        -----------
 Total expenses                                                           7,807,761
 Less expenses paid indirectly                                               (6,046)
                                                                        -----------
 Net expenses                                                             7,801,715
 ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                    3,794,053

 ----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                             81,509,655
 Foreign currency transactions                                                 (379)
                                                                        -----------
 Net realized gain                                                       81,509,276

 ----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments   (52,160,614)
                                                                        -----------
 Net realized and unrealized gain                                        29,348,662

 ----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $33,142,715
                                                                        -----------
                                                                        -----------

See accompanying Notes to Financial Statements.


                      22   OPPENHEIMER DISCIPLINED VALUE FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 ----------------------------------------------------------------------------------

 YEAR ENDED OCTOBER 31,                                         1999           1998
 ----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                  $  3,794,053  $   5,192,851
 ----------------------------------------------------------------------------------
 Net realized gain                                        81,509,276     28,715,807
 ----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation   (52,160,614)   (34,730,525)
                                                        ---------------------------

 Net increase in net assets resulting from operations     33,142,715       (821,867)

 ----------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                  (3,566,570)    (2,053,090)
 Class B                                                    (140,802)      (205,567)
 Class C                                                     (19,197)       (16,094)
 Class Y                                                  (1,509,823)      (722,961)
 ----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (18,351,792)   (44,818,463)
 Class B                                                  (5,096,352)   (10,405,845)
 Class C                                                    (726,632)    (1,243,556)
 Class Y                                                  (5,276,985)   (11,174,826)

 ----------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from capital stock transactions:
 Class A                                                 (61,766,766)   131,069,760
 Class B                                                 (19,938,207)    52,155,257
 Class C                                                  (3,572,259)     9,659,857
 Class Y                                                 (61,262,769)    56,697,598

 ----------------------------------------------------------------------------------
 NET ASSETS
 Total increase (decrease)                              (148,085,439)   178,120,203
 ----------------------------------------------------------------------------------
 Beginning of period                                     734,457,195    556,336,992
                                                        ---------------------------

 End of period (including undistributed net
 investment income of $3,669,521 and
 $5,144,211, respectively)                              $586,371,756   $734,457,195
                                                        ---------------------------
                                                        ---------------------------


See accompanying Notes to Financial Statements.


                       23   OPPENHEIMER DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS

                                                                       YEAR                            YEAR
                                                                      ENDED                           ENDED
                                                                   OCT. 31,                        DEC. 31,
 CLASS A                                          1999       1998      1997       1996(1)   1995       1994
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $20.91     $23.31    $19.65     $17.84    $14.20     $15.14
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      .17        .16       .23(2)     .15       .25        .22
 Net realized and unrealized gain (loss)           .64        .32      4.91(2)    1.88      4.88       (.32)
                                                -------------------------------------------------------------
 Total income (loss) from
 investment operations                             .81        .48      5.14       2.03      5.13       (.10)
-------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income             (.17)      (.12)     (.07)      (.10)     (.25)      (.22)
 Distributions from net realized gain             (.86)     (2.76)    (1.41)      (.12)    (1.24)      (.62)
                                                -------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                 (1.03)     (2.88)    (1.48)      (.22)    (1.49)      (.84)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $20.69     $20.91    $23.31     $19.65    $17.84     $14.20
                                                -------------------------------------------------------------
                                                -------------------------------------------------------------

 Total Return, at Net Asset Value(3)              3.60%      2.24%    27.60%     11.41%    36.40%     (0.65)%

-------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)     $392,483   $456,264  $371,810   $180,784  $118,118    $78,390
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $448,884   $442,138  $234,314   $135,940  $ 98,063    $71,956
 -------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                     0.68%      0.84%     1.05%      1.01%     1.53%      1.50%
 Expenses                                         1.02%      0.98%(5)  1.07%(5)   1.13%(5)  1.22%(5)   1.02%
 -------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                        135%       106%      103%        74%       70%        99%


 1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
 2. Per share amounts calculated based on the average shares outstanding during the period.
 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
 6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $875,161,964 and $1,028,399,607, respectively.


 See accompanying Notes to Financial Statements.


                   24    OPPENHEIMER DISCIPLINED VALUE FUND

                                                                                     YEAR                       YEAR
                                                                                    ENDED                      ENDED
                                                                                 OCT. 31,                   DEC. 31,
 CLASS B                                                  1999          1998         1997          1996(1)      1995(7)
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $20.83        $23.32       $19.77        $18.08       $17.83
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.03)          .02          .09(2)        .05          .02
 Net realized and unrealized gain (loss)                   .66           .30         4.91(2)       1.83         1.40
                                                        ---------------------------------------------------------------
 Total income (loss) from
 investment operations                                     .63           .32         5.00          1.88         1.42
-----------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                     (.02)         (.05)        (.04)         (.07)        (.02)
 Distributions from net realized gain                     (.86)        (2.76)       (1.41)         (.12)       (1.15)
-----------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                          (.88)        (2.81)       (1.45)         (.19)       (1.17)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $20.58        $20.83       $23.32        $19.77       $18.08
                                                        ---------------------------------------------------------------
                                                        ---------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(3)                      2.79%         1.47%       26.61%        10.43%        8.04%

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)             $102,736      $123,260      $83,291        $5,854         $717
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $123,616      $110,240      $30,019        $2,903         $306
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                            (0.08)%        0.08%        0.22%         0.22%        0.21%
 Expenses                                                 1.77%         1.73%(5)     1.84%(5)      1.88%(5)     1.97%(5)
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                135%          106%         103%           74%          70%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $875,161,964 and $1,028,399,607, respectively.
7. For the period from October 2, 1995 (inception of offering) to December 31, 1995.


See accompanying Notes to Financial Statements.


                      25    OPPENHEIMER DISCIPLINED VALUE FUND


FINANCIAL HIGHLIGHTS continued

 CLASS C         YEAR ENDED OCTOBER 31,                                 1999         1998          1997         1996(8)
------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                 $20.60       $23.07        $19.57       $18.79
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                           (.02)         .01           .10(2)       .06
 Net realized and unrealized gain (loss)                                 .65          .31          4.85(2)       .94
                                                                      --------------------------------------------------
 Total income (loss) from investment operations                          .63          .32          4.95         1.00
------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                                   (.02)        (.03)         (.04)        (.10)
 Distributions from net realized gain                                   (.86)       (2.76)        (1.41)        (.12)
                                                                      --------------------------------------------------
 Total dividends and distributions to shareholders                      (.88)       (2.79)        (1.45)        (.22)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $20.35       $20.60        $23.07       $19.57
                                                                      --------------------------------------------------
                                                                      --------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(3)                                    2.82%        1.47%        26.64%        5.35%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                             $14,582      $18,204      $10,243         $715
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $17,746      $15,355       $4,477         $342
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                           (0.07)%       0.06%        0.17%        0.04%
 Expenses                                                                1.77%        1.73%(5)     1.86%(5)     1.87%(5)
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                               135%         106%         103%          74%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $875,161,964 and $1,028,399,607, respectively.
7. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
8. For the period from May 1, 1996 (inception of offering) to October 31, 1996.


 See accompanying Notes to Financial Statements.


                    26    OPPENHEIMER DISCIPLINED VALUE FUND

 CLASS Y         YEAR ENDED OCTOBER 31,                                              1999          1998         1997(9)
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                              $20.97        $23.34       $20.31
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                         .22           .22          .31(2)
 Net realized and unrealized gain (loss)                                              .64            34         4.20(2)
                                                                                   ------------------------------------
 Total income (loss) from investment operations                                       .86           .56         4.51
-----------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                                                (.25)         (.17)        (.07)
 Distributions from net realized gain                                                (.86)        (2.76)       (1.41)
                                                                                   ------------------------------------
 Total dividends and distributions to shareholders                                  (1.11)        (2.93)       (1.48)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                    $20.72        $20.97       $23.34
                                                                                   ------------------------------------
                                                                                   ------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(3)                                                 3.81%         2.63%       23.62%

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                         $76,571      $136,729      $90,994
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                $95,765      $118,010      $51,775
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                                        0.90%         1.19%        1.21%
 Expenses                                                                            0.76%         0.62%(5)     0.78%(5)
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                                           135%          106%         103%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $875,161,964 and $1,028,399,607, respectively.
7. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
8. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
9. For the period from December 16, 1996 (inception of offering) to October
31, 1997.

 See accompanying Notes to Financial Statements.

                       27    OPPENHEIMER DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Disciplined Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                       28    OPPENHEIMER DISCIPLINED VALUE FUND

-------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 1999, a provision of $4,185 was made for the Fund's projected benefit obligations and payments of $12,020 were made to retired directors, resulting in an accumulated liability of $91,998 as of October 31, 1999.

     The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Directors in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.


                       29    OPPENHEIMER DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1999, amounts have been reclassified to reflect an increase in additional paid-in capital of $31,972, a decrease in undistributed net investment income of $32,351, and an increase in accumulated net realized gain on investments of $379.

-------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       30    OPPENHEIMER DISCIPLINED VALUE FUND

-------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 500 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                YEAR ENDED OCTOBER 31, 1999          YEAR ENDED OCTOBER 31, 1998
                                 SHARES              AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A:
Sold                         2,041,059     $    44,361,122        6,055,274     $   134,355,655
Dividends and/or
distributions reinvested       978,744          21,317,077        1,943,840          40,173,794
Acquisition--Note 7                 --                  --        2,464,057          55,909,466
Redeemed                    (5,865,300)       (127,444,965)      (4,594,504)        (99,369,155)
                            -------------------------------------------------------------------
Net increase (decrease)     (2,845,497)    $   (61,766,766)       5,868,667     $   131,069,760
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS B:
Sold                         1,150,666     $    24,923,987        2,774,749     $    61,540,380
Dividends and/or
distributions reinvested       231,740           5,051,920          487,844          10,101,800
Acquisition--Note 7                 --                  --          269,319           6,105,453
Redeemed                    (2,308,042)        (49,914,114)      (1,187,193)        (25,592,376)
                            -------------------------------------------------------------------
Net increase (decrease)       (925,636)    $   (19,938,207)       2,344,719     $    52,155,257
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS C
Sold                           205,937     $     4,440,151          531,746     $    11,620,021
Dividends and/or
distributions reinvested        33,679             725,793           59,153           1,212,044
Acquisition--Note 7                 --                  --           67,517           1,513,732
Redeemed                      (406,670)         (8,738,203)        (218,753)         (4,685,940)
                            -------------------------------------------------------------------
Net increase (decrease)       (167,054)    $    (3,572,259)         439,663     $     9,659,857
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS Y:
Sold                         1,062,529     $    22,726,365        3,047,435     $    66,033,007
Dividends and/or
distributions reinvested       311,751           6,786,808          575,974          11,897,787
Redeemed                    (4,199,901)        (90,775,942)      (1,000,402)        (21,233,196)
                            -------------------------------------------------------------------
Net increase (decrease)     (2,825,621)    $   (61,262,769)       2,623,007     $    56,697,598
                            -------------------------------------------------------------------
                            -------------------------------------------------------------------


                       31    OPPENHEIMER DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of October 31, 1999, net unrealized appreciation on securities of $6,000,645 was composed of gross appreciation of $42,985,082, and gross depreciation of $36,984,437.

-------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for year ended October 31, 1999, was 0.53% of the average annual net assets for each class of shares.

-------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            AGGREGATE        CLASS A   COMMISSIONS      COMMISSIONS     COMMISSIONS
                            FRONT-END      FRONT-END    ON CLASS A       ON CLASS B      ON CLASS C
                        SALES CHARGES  SALES CHARGES        SHARES           SHARES          SHARES
                           ON CLASS A    RETAINED BY   ADVANCED BY      ADVANCED BY     ADVANCED BY
 YEAR ENDED                    SHARES    DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------
 October 31, 1999            $715,853       $384,487       $59,831         $688,909         $35,094

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              CLASS A                      CLASS B                         CLASS C
                  CONTINGENT DEFERRED          CONTINGENT DEFERRED             CONTINGENT DEFERRED
                        SALES CHARGES                SALES CHARGES                   SALES CHARGES
 YEAR ENDED   RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR         RETAINED BY DISTRIBUTOR
------------------------------------------------------------------------------------------------------
 October 31, 1999             $10,546                     $368,337                          $5,553

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                       32    OPPENHEIMER DISCIPLINED VALUE FUND

-------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended October 31, 1999, payments under the Class A Plan totaled $1,107,816, all of which was paid by the Distributor to recipients. That included $686,023 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended October 31, 1999, were as follows:


                                                            DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                AGGREGATE      UNREIMBURSED
                                                             UNREIMBURSED     EXPENSES AS %
                         TOTAL PAYMENTS   AMOUNT RETAINED        EXPENSES     OF NET ASSETS
                             UNDER PLAN    BY DISTRIBUTOR      UNDER PLAN          OF CLASS
 ------------------------------------------------------------------------------------------
 Class B Plan                $1,236,713        $1,010,736      $2,803,501              2.73%
 Class C Plan                   177,555            84,051         216,125              1.48


                       33    OPPENHEIMER DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 1999, was $100,831, which, represents 0.02% of the Fund's net assets.

-------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended October 31, 1999.

-------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER LIFESPAN GROWTH FUND

On June 12, 1998, the Fund acquired all of the net assets of Oppenheimer LifeSpan Growth Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer LifeSpan Growth Fund shareholders on June 9, 1998. The Fund issued (at an exchange ratio of 0.522101 for Class A, 0.523202 for Class B and 0.524279 for Class C of the Fund to one share of Oppenheimer LifeSpan Growth Fund) 2,464,057, 269,319 and 67,517 shares of capital stock for Class A, Class B and Class C, respectively, valued at $55,909,466, $6,105,453 and $1,513,732, in exchange for the net assets, resulting in combined Class A net assets of $523,396,393, Class B net assets of $128,631,768 and Class C net assets of $19,081,033 on June 12, 1998. The net assets acquired included net unrealized appreciation of $4,184,576. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                       34    OPPENHEIMER DISCIPLINED VALUE FUND

INDEPENDENT AUDITORS' REPORT

-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER DISCIPLINED VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Disciplined Value Fund as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the ten months ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1995, were audited by other auditors whose report dated February 9, 1996, expressed an unqualified opinion on this information.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Disciplined Value Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the ten months ended October 31, 1996, in conformity with generally accepted accounting principles.


 KPMG LLP

 Denver, Colorado
 November 19, 1999


                       35    OPPENHEIMER DISCIPLINED VALUE FUND

FEDERAL INCOME TAX INFORMATION Unaudited

-------------------------------------------------------------------------------
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Distributions of $1.0232, $0.8804, $0.8793 and $1.1018 per share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 30, 1998, of which $0.8567 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

     Dividends paid by the Fund during the fiscal year ended October 31, 1999, which are not designated as capital gain distributions should be multiplied by 45.05% to arrive at the net amount eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       36    OPPENHEIMER DISCIPLINED VALUE FUND

OPPENHEIMER DISCIPLINED VALUE FUND

A SERIES OF OPPENHEIMER SERIES FUND, INC.
------------------------------------------------------------------------------------
OFFICERS AND DIRECTORS      Leon Levy, Chairman of the Board of Directors
                            Donald W. Spiro, Vice Chairman of the Board of Directors
                            Bridget A. Macaskill, Director and President
                            Robert G. Galli, Director
                            Phillip A. Griffiths, Director
                            Benjamin Lipstein, Director
                            Elizabeth B. Moynihan, Director
                            Kenneth A. Randall, Director
                            Edward V. Regan, Director
                            Russell S. Reynolds, Jr., Director
                            Pauline Trigere, Director
                            Clayton K. Yeutter, Director
                            Peter M. Antos, Vice President
                            Michael C. Strathearn, Vice President
                            Kenneth B. White, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

------------------------------------------------------------------------------------
 INVESTMENT ADVISOR         OppenheimerFunds, Inc.
------------------------------------------------------------------------------------
 DISTRIBUTOR                OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
 SERVICING AGENT
------------------------------------------------------------------------------------
 CUSTODIAN OF               The Bank of New York
 PORTFOLIO SECURITIES
------------------------------------------------------------------------------------
 INDEPENDENT AUDITORS       KPMG LLP
------------------------------------------------------------------------------------
 LEGAL COUNSEL              Mayer, Brown & Platt

                            This is a copy of a report to shareholders of
                            Oppenheimer Disciplined Value Fund. This report must be
                            preceded or accompanied by a Prospectus of Oppenheimer
                            Disciplined Value Fund. For material information
                            concerning the Fund, see the Prospectus.

                            SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR
                            OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY
                            BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY,
                            AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
                            LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                       37   OPPENHEIMER DISCIPLINED VALUE FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------

INTERNET
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
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TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
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PHONELINK
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TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
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OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------


                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                                               Distributor, Inc.

RA0375.001.1099  December 30, 1999